Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share
Earnings Per Share

12. Earnings Per Share

The Company uses the two-class method of calculating earnings per share because certain of the Company’s unvested stock-based awards qualify as participating securities.

The Company’s basic earnings (loss) per share attributable to common stockholders is computed as (i) net income (loss) as reported, (ii) less participating basic earnings (iii) divided by weighted average basic common shares outstanding. The Company’s diluted earnings (loss) per share attributable to common stockholders is computed as (i) basic earnings (loss) attributable to common stockholders, (ii) plus reallocation of participating earnings (iii) divided by weighted average diluted common shares outstanding.

The following table presents the basic and diluted earnings per share computations for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
(in thousands)	2023	2022
Net income	$36,866	$32,444
Participating basic earnings (a)	(22)	—
Basic earnings (loss) attributable to common stockholders	36,844	32,444
Reallocation of participating earnings	—	—
Diluted earnings (loss) attributable to common stockholders	$36,844	$32,444

Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	133,002	132,923
Dilutive performance stock units	—	—
Dilutive stock options	—	—
Weighted average common shares outstanding – diluted	133,002	132,923

Net income (loss) per common share:
Basic	$0.28	$0.24
Diluted	$0.28	$0.24
(a)	Unvested restricted stock awards represent participating securities because they participate in nonforfeitable dividends or distributions with the common equity holders of the Company. Participating earnings represent the distributed and undistributed earnings of the Company attributable to the participating securities. Unvested restricted stock awards do not participate in undistributed net losses as they are not contractually obligated to do so.

The following table is a summary of the PSUs, stock options, and warrants, which were not included in the computation of diluted earnings per share, as inclusion of these items would be antidilutive.

	Three Months Ended March 31,
	2023	2022
Number of antidilutive common shares:
Antidilutive warrants	10,349,975	—
Antidilutive performance stock units	4,796	—
Antidilutive stock options	47,924	—
Total antidilutive common shares	10,402,695	—

13. Earnings Per Share

The Company’s basic earnings (loss) per share are computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period.

The following table presents the basic and diluted earnings per share computations for the years ended December 31, 2022, 2021 and 2020:

	December 31,
(in thousands)	2022	2021	2020
Net income (loss)	$262,344	$108,459	$(23,930)

Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	132,923	132,923	132,923
Weighted average common shares outstanding – diluted	133,074	132,923	132,923

Net income (loss) per common share:
Basic	$1.97	$0.82	$(0.18)
Diluted	$1.97	$0.82	$(0.18)

Diluted weighted average common shares outstanding include certain Vesting Shares, as defined in Note 9, that are expected to vest in January 2023. There were no dilutive securities outstanding for the years ended December 31, 2021 and 2020.

Diluted net earnings per share for the year ended December 31, 2022 excluded 10,349,975 common stock warrants outstanding as inclusion of these items would be antidilutive.